Retirement Plans - Other Benefits - Additional Information (Detail) (Defined Contribution Pension Plan 401k, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Pension Plan 401k
Defined Contribution Plan [Line Items]
Employer matching contribution	$ 6.7	$ 7.2	$ 8.6